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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2011

Check here if Amendment [ ];            Amendment Number:
   This Amendment (Check only one):     [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WELLSPRING MANAGEMENT, LLC
Address:       1790 KIRBY PARKWAY
               SUITE 127
               MEMPHIS, TN  38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          GEORGE M. WHITE
Title:         MANAGING MEMBER
Phone:         (901) 753-6863

Signature, Place, and Date of Signing:

   /s/ George M. White            Memphis, TN                 May 13, 2011
------------------------    ------------------------   ------------------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   36

Form 13F Information Table Value Total:               90,322(thousands)

List of Other Included Managers:                         N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
                         TITLE OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE

ACCURIDE CORP.           COM        00439T206     2,020     145,450             SOLE                    145,450
ADTRAN INC.              COM        00738A106    17,143     403,751             SOLE                    403,751
AMERICAN ORIENTAL BIOEN-
GINEERING, INC.          COM        028731107     2,655   1,782,194             SOLE                  1,782,194
AMERICAN RAILCAR
INDUSTRIES, INC.         COM        02916P103     1,622      65,000             SOLE                     65,000
AOXING PHARMACEUTICAL
 CO. INC.                COM        03740A106     5,843   2,705,106             SOLE                  2,705,106
BROOKFIELD ASSET         CL A LTD
MANAGEMENT INC.          VT SH      112585104     2,597      80,000             SOLE                     80,000
CALIX, INC.              COM        13100M509     1,562      76,896             SOLE                     76,896
CELADON GROUP INC.       COM        150838100       468      28,800             SOLE                     28,800
CISCO SYSTEMS, INC.      COM        17275R102       858      50,000             SOLE                     50,000
COMPASS MINERALS INTL.   COM        20451N101     3,623      38,739             SOLE                     38,739
COVENANT TRANSPORATION
GRP INC                  COM CL A   22284P105       833      90,000             SOLE                     90,000
DELL INC.                COM        24702R101     2,902     200,000             SOLE                    200,000
EHEALTH, INC.            COM        28238P109       797      60,000             SOLE                     60,000
EVEREST RE GROUP LTD     COM        G3223R108       970      11,000             SOLE                     11,000
GENERAL MOTORS           JR PFD
COMPANY                  CON SRB    37045V209       762      15,800             SOLE                     15,800
GREENBRIER COMPANIES
INC.                     COM        393657101     1,419      50,000             SOLE                     50,000
HERTZ GLOBAL
HOLDINGS INC             COM        42805T105     1,172      75,000             SOLE                     75,000
MEDIFAST, INC.           COM        58470H101     2,254     114,117             SOLE                    114,117
NORTHROP GRUMMAN
CORP.                    COM        666807102     1,881      30,000             SOLE                     30,000
OLD REPUBLIC
INTL CORP.               COM        680223104     1,269     100,000             SOLE                    100,000
PACIFIC SUNWEAR
OF CALIFORNIA INC.       COM        694873100     2,534     699,900             SOLE                    699,900


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
COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
                         TITLE OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE

PFIZER INC.              COM        717081103     5,078     250,000             SOLE                    250,000
QIMONDA FINANCE LLC      NOTE
                         6.750%     74732WAA7        65   2,000,000             SOLE                  2,000,000
RENAISSANCE RE
HOLDINGS LTD             COM        G7496G103     1,035      15,000             SOLE                     15,000
RESEARCH IN MOTION LTD   COM        760975102     2,262      40,000             SOLE                     40,000
RUSH ENTERPISES INC      COM CL A   781846209     1,386      70,000             SOLE                     70,000
SAIA INC                 COM        78709Y105     5,958     363,528             SOLE                    363,528
SCHIFF NUTRITION
INTL INC.                COM        806693107     4,001     439,162             SOLE                    439,162
SKECHERS USA INC         COM CL A   830566105     2,054     100,000             SOLE                    100,000
SODASTREAM
INTERNATIONAL LTD.       COM        M9068E105     3,768      86,000             SOLE                     86,000
SPRINT NEXTEL
CORPORATION              COM        852061100       696     150,000             SOLE                    150,000
SWIFT TRANSPORTATION
COMPANY                  COM        87074U101     2,205     150,000             SOLE                    150,000
SWISHER HYGIENE INC.     COM        870808102       768     125,000             SOLE                    125,000
TAKE-TWO INTERACTIVE
SOFTWARE INC.            COM        874054109     3,795     246,972             SOLE                    246,972
VODAFONE GROUP PLC
SPONSORED ADR            COM        92857W209       863      30,000             SOLE                    30,0000
WALGREEN CO.             COM        931422109     1,204      30,000             SOLE                     30,000